Accrued Expenses and Other Current Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Accrued Expenses and Other Current Liabilities
Employee compensation	$ 12,746	$ 5,968
Customer deposits	1,850	1,177
Accrued warranty liability	266	646
Non-income tax	2,477	3,695
Professional fees	2,797	5,432
Vendor settlements		$ 2,975
Current portion of operating lease liabilities	$ 1,391
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total accrued expenses and other current liabilities	Total accrued expenses and other current liabilities
Other	$ 4,104	$ 2,069
Total accrued expenses and other current liabilities	$ 25,631	$ 21,962